18. SHARE-BASED PAYMENT (Details 1)	12 Months Ended
Dec. 31, 2020 R$ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted	7,767,384
Outstanding shares	5,453,018
Fair value of the shares | R$ / shares	R$ 4.84
Restricted stock plan due october 1, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10.01.18
Vesting period	Oct. 01, 2021
Shares granted	2,311,394
Outstanding shares	876,120
Fair value of the shares | R$ / shares	R$ 21.44
Restricted stock plan due july 01, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07.01.19
Vesting period	Jul. 01, 2022
Shares granted	1,815,649
Outstanding shares	1,071,515
Fair value of the shares | R$ / shares	R$ 30.61
Restricted stock plan due september 16, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09.16.19
Vesting period	Oct. 01, 2022
Shares granted	68,605
Outstanding shares	45,736
Fair value of the shares | R$ / shares	R$ 30.61
Restricted stock plan due june 01, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	06.01.20
Vesting period	Jun. 01, 2023
Shares granted	3,571,736
Outstanding shares	3,459,647
Fair value of the shares | R$ / shares	R$ 21.28